Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS II INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Class N Shares | NICHOLAS II INC | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_ShareholderFeeOther	15.00
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	315
Five Years	rr_ExpenseExampleYear05	547
Ten Years	rr_ExpenseExampleYear10	1,213
Annual Return 2002	rr_AnnualReturn2002	(20.31%)	[1]
Annual Return 2003	rr_AnnualReturn2003	33.30%	[1]
Annual Return 2004	rr_AnnualReturn2004	12.03%	[1]
Annual Return 2005	rr_AnnualReturn2005	5.63%	[1]
Annual Return 2006	rr_AnnualReturn2006	7.89%	[1]
Annual Return 2007	rr_AnnualReturn2007	5.97%	[1]
Annual Return 2008	rr_AnnualReturn2008	(31.03%)	[1]
Annual Return 2009	rr_AnnualReturn2009	28.79%	[1]
Annual Return 2010	rr_AnnualReturn2010	21.55%	[1]
Annual Return 2011	rr_AnnualReturn2011	(0.38%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date return as of December 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
One Year	rr_AverageAnnualReturnYear01	(0.38%)
Five Year	rr_AverageAnnualReturnYear05	2.65%
Ten Year	rr_AverageAnnualReturnYear10	4.45%
Class N Shares | NICHOLAS II INC | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.74%)
Five Year	rr_AverageAnnualReturnYear05	1.88%
Ten Year	rr_AverageAnnualReturnYear10	3.80%
Class N Shares | NICHOLAS II INC | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.24%
Five Year	rr_AverageAnnualReturnYear05	2.14%
Ten Year	rr_AverageAnnualReturnYear10	3.77%
Class N Shares | NICHOLAS II INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS II, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term ("long-term growth").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.93% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue the Fund's investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with medium-sized market capitalizations believed to have growth potential. The Fund believes a company's annual sales volume and the market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company's size. In distinguishing company size in terms of sales volume, the Fund considers a company's sales volume relative to peer companies in the company's industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $2 billion as "small," between $2 billion and $10 billion as "medium," and greater than $10 billion as "large." To a lesser extent, the Fund may invest in companies with small and large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund's investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. It is anticipated that a major portion of the Fund's portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

     As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund's investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund's investments go down, you may lose money.

The principal risks of investing in the Fund are:

  Market Risk – Market risk involves the possibility that the value of the Fund's investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.

  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of mid-cap companies and to a lesser extent, small-cap companies, the Fund may face additional risks. Small- to mid- cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies.

  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.

     Since there are risks inherent in all investments in securities, there is no assurance that the Fund's objectives will be achieved.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund's investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

     Class N shares of the Fund were first offered for sale on February 28, 2005; therefore, the performance information shown for periods prior to February 28, 2005 represents the performance for the original share class of the Fund, the Class I shares. Nicholas II – Class I shares were first offered for sale on October 17, 1983.

     The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund's shares for the last ten calendar years(1). Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund's shares for the last ten calendar years(1).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is no guarantee of its future returns
Bar Chart [Heading]	rr_BarChartHeading	Nicholas II, Inc. – Class N linked to Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

     For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 15.32% (for the quarter ended June 30, 2003) and the lowest quarterly return was -21.54% (for the quarter ended December 31, 2008).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

     This next table shows how the average annual total returns for the Fund's Class I shares linked to Class N shares for the one, five and ten year periods ending on December 31, 2011 (the Fund's most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund's past performance (before and after taxes) is no guarantee of its future returns.
Class N Shares | NICHOLAS II INC | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.65%)
Five Year	rr_AverageAnnualReturnYear05	2.44%
Ten Year	rr_AverageAnnualReturnYear10	5.29%
Class N Shares | NICHOLAS II INC | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.55%)
Five Year	rr_AverageAnnualReturnYear05	1.41%
Ten Year	rr_AverageAnnualReturnYear10	6.99%
Class N Shares | NICHOLAS II INC | Morningstar Mid-Cap Growth Category (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.96%)
Five Year	rr_AverageAnnualReturnYear05	2.01%
Ten Year	rr_AverageAnnualReturnYear10	4.42%

[1]	The Fund's fiscal year end is September 30. As reflected in the bar chart, the Fund's year-to-date return as of December 31, 2011 was -0.38%.